DERIVATIVE LIABILITY WARRANTS (Tables)	3 Months Ended
Mar. 31, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of fair value hierarchy

Description	Level	March 31, 2025	December 31, 2024
Warrant Liability – Public Warrants	1	$81,000	$165,000
Warrant Liability – Private Placement Warrants	3	88,125	194,250
Total		$169,125	$359,250

Schedule of changes in fair value of warrant liabilities

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2024	$194,250	$165,000	$359,250
Change in valuation inputs	(106,125)	(84,000)	(190,125)
Fair value as of March 31, 2025	$88,125	$81,000	$169,125

Derivative Liabilities Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of fair value assumptions

	March 31, 2025	December 31, 2024
Risk-free interest rate	3.74%	4.10%
Expected volatility	66.78%	82.01%
Exercise price	$230.00	$230.00
Stock price	$9.37	$5.50